Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2017
Registrant Name	FPA U.S. VALUE FUND INC
Central Index Key	0000732041
Amendment Flag	false
Document Creation Date	Jun. 22, 2017
Document Effective Date	Jun. 22, 2017
Prospectus Date	Apr. 30, 2017
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc.
Prospectus:
Trading Symbol	fppfx